Events after the balance sheet date - Additional Information (Details) € in Millions		3 Months Ended				24 Months Ended
	Jan. 25, 2022 business_group	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 £ / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€)	Feb. 23, 2022 EUR (€)
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Number of business groups | business_group	5
Restructuring investment						€ 2,000
Notes Maturing 2028, 2.125%
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Notional amount							€ 300
Borrowings interest rate							2.125%
Notes Maturing 2026, .075%
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Notional amount							€ 500
Borrowings interest rate							0.75%
Notes maturing 2031, 1.25%
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Notional amount							€ 650
Borrowings interest rate							1.25%
Unilever PLC
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividend declared		€ 1,137	€ 1,137		€ 1,125
Major Ordinary Share Transactions | Unilever PLC
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividend payables per share | £ / shares				£ 0.3602